Financial Instruments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 11,471,243		$ 26,130,493	$ 4,339,911
Accounts payable and accrued liabilities	6,447,888		2,218,352
Warrant liability	$ 11,250,167		17,849,460	$ 2,365,691
Changes in sensitivity interest rate	1.00%	1.00%
Annual net loss changes due to interest rate effect	$ 113,711		257,762
5% strengthening of US Dollar against Canadian Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Profit of (Loss)	192,059		888,913
CDN Current assets [member] | 5% strengthening of US Dollar against Canadian Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Strengthening of currency against current assets		$ 277,228	509,371
Profit of (Loss)	(10,155)		(20,301)
CDN Accounts payable and accrued liability [member] | 5% strengthening of US Dollar against Canadian Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Strengthening of currency against accounts payable and accrued liabilities	5,520,457		22,813,047
Profit of (Loss)	202,214		$ 909,214
Transition Adjustments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected incremental funding	$ 45,000,000